Document and Entity Information Document and Entity Information	Jul. 27, 2023
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01136
Entity Tax Identification Number	22-0790350
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Document Period End Date	Jul. 27, 2023
Amendment Flag	false
City Area Code	609
Local Phone Number	252-4621
Entity Address, Postal Zip Code	08543
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Address, Address Line One	Route 206 & Province Line Road
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08543
City Area Code	609
Local Phone Number	252-4621
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014272
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Postal Zip Code	10016
Entity Address, Address Line One	430 E. 29th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Address Line Two	14th Floor,
Entity Address, Address Line One	430 E. 29th Street
Entity Address, Address Line Two	14th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Common Stock $0.10 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.000% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
Trading Symbol	BMY25
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY35
Security Exchange Name	NYSE
Celgene Contingent Value Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Celgene Contingent Value Rights
Trading Symbol	CELG RT
Security Exchange Name	NYSE